17. RELATED PARTIES TRANSACTIONS (Details 6) - ARS ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Origenes Retiro
Disclosure of transactions between related parties [line items]
Corporate bonds transactions, purchases	$ 0	$ (10)	$ (1,399)
Total related parties
Disclosure of transactions between related parties [line items]
Corporate bonds transactions, purchases	$ 0	$ (10)	$ (1,399)